Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2023
Basis of Preparation [Abstract]
Basis of Preparation	Basis of preparation

This condensed consolidated interim financial report for the half-year reporting period ended June 30, 2023 has been prepared in accordance with Australian Accounting Standard 134 Interim Financial Reporting and the Corporations Act 2001. These financial statements also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.

This condensed consolidated interim financial report does not include all the notes normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the Annual Report for the period ended December 31, 2022 and any public announcements made by the Group during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

The interim consolidated financial statements of the consolidated entity (referred to hereafter as the “Group”, or “Novonix”) consists of Novonix Limited and the entities it controlled at the end of, or during, the half-year ended June 30, 2023.

Going Concern
a)
Going Concern

The financial report has been prepared on a going concern basis, which contemplates continuity of normal business activities and the realisation of assets and settlement of liabilities in the normal course of business.

The Group incurred a net loss of $28,098,747 (June 30, 2022: $31,047,824) and net operating cash outflows of $21,142,024 (June 30, 2022: $17,765,648) for the half-year ended June 30, 2023. As at June 30, 2023 the Group has a cash balance of $99,075,082 (December 31, 2022: $99,039,172) and net current assets of $102,355,842 (December 31, 2022: $107,683,066).

The Group is continuing to execute on its expansion plans of reaching production capacity of 150,000 tonnes per year by 2030 and in order to fund these expansionary activities, which will primarily involve significant capital expenditure, additional funding beyond the existing cash balance at June 30, 2023, and forecast inflows from customers, will be required.

These conditions give rise to a material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) over the Group’s ability to continue as a going concern.

The ability of the Group to continue as a going concern is principally dependent upon one or more of the following:

•
the ability of the Group to raise funds as and when necessary from either customers, governments and/or investors in the form of debt, equity and/or grant funding;
•
the successful and profitable growth of the battery materials, battery consulting and battery technology businesses; and
•
the ability of the Group to meet its cash flow forecasts.

The directors believe that the going concern basis of preparation is appropriate as the Group has a strong history of being able to raise capital from debt and equity sources, most recently through the issue of US$30 million of unsecured convertible loan notes to LG Energy Solution (LGES) during the period (note 9).

In November 2022, the Group was selected to enter negotiations with the US Department of Energy (DOE) to receive up to US$150 million of grant funding. These negotiations are still ongoing. The Group has also had a formal application submitted and was invited into Stage 3 of the DOE Loan Program Office (LPO) with the potential funds to be used to develop a new greenfield production facility.

Should the Group be unable to continue as a going concern, it may be unable to realise its assets and discharge its liabilities in the normal course of business, and at amounts stated in the financial report.

This financial report does not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.

Historical cost convention
b)
Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of available-for-sale financial assets, financial assets and liabilities at fair value through profit or loss, certain classes of property, plant and equipment and derivative financial instruments.

Classification of expenses
c)
Classification of expenses

During the period ended June 30, 2023, management reassessed the classification of certain expenses and has reclassed $2,296,138 from Employee Benefits Expense to Product Manufacturing and Operating Costs. The comparative period has been prepared on a like for like basis. An amount of $2,525,462 has been reclassified from Employee Benefits Expense to Product Manufacturing and Operating Costs in the comparative period.

The reclassification of Employee Benefits Expense to Product Manufacturing and Operating Costs has been made as the business has transitioned to a standard costing approach which incorporates labour costs.

Borrowings
d)
Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the period of the borrowings using the effective interest method.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 1 Basis of preparation (continued)

The fair value of the liability (borrowings) portion of a convertible bond is determined using a market interest rate for an equivalent non-convertible bond. This amount is recorded as a liability on an amortised cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option. Alternatively, the fair value of the conversion option is determined using Monte Carlo Simulation methodology, with the remainder of the proceeds allocated to the liability (borrowings) portion.

New and amended standards adopted by the Company
•
New and amended standards adopted by the Group

The Group has adopted all of the new, revised or amending accounting standards and interpretations issued by the International Accounting Standards Board that are mandatory for the current reporting period. None of the new and amended standards have had any material impact on the financial statements.

Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction:

In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities arising from a Single Transaction, which amended IAS 12, Income Taxes. The amendments clarify that companies are required to recognise deferred taxes on transactions where both assets and liabilities are recognised, such as with leases and asset retirement (decommissioning) obligations. The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with earlier application permitted. The adoption of the amendment did not have a material impact on the consolidated financial statements.

Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Critical accounting estimates
e)
Critical accounting estimates

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements were set out in the Annual Report for the period ended December 31, 2022. Set out below are any changes during the period.

Valuation of unsecured convertible notes and embedded derivatives

The fair value of the conversion feature is determined using a Monte Carlo Simulation, taking into account the terms and conditions upon which the convertible loan notes were issued. The key assumptions include:

•
The probability of the timing of when the parties will enter into a purchase order for material, which will lead to the mandatory conversion of all loan notes into ordinary shares;
•
The risk-free rate; and
•
The volatility of the NOVONIX share price.